Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2013
Investment in Securities

Investment in securities at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Trading securities	¥12,817	¥33,041
Available-for-sale securities	886,487	757,299
Held-to-maturity securities	43,830	89,451
Other securities	204,256	213,877

Total	¥1,147,390	¥1,093,668

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2013

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥276,832	¥1,906	¥(21)	¥278,717
Japanese prefectural and foreign municipal bond securities	58,571	2,519	0	61,090
Corporate debt securities	193,973	3,809	(947)	196,835
Specified bonds issued by SPEs in Japan	64,159	116	(1,031)	63,244
CMBS and RMBS in the U.S., and other asset-backed securities	59,419	3,480	(2,208)	60,691
Other debt securities	7,367	944	0	8,311
Equity securities	53,869	34,703	(161)	88,411

	714,190	47,477	(4,368)	757,299

Held-to-maturity:
Japanese government bond securities and other	89,451	9,020	0	98,471

	¥803,641	¥56,497	¥(4,368)	¥855,770

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012 and 2013, respectively:

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2013

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥85,842	¥(21)	¥0	¥0	¥85,842	¥(21)
Japanese prefectural and foreign municipal bond securities	10,118	0	0	0	10,118	0
Corporate debt securities	4,490	(69)	16,329	(878)	20,819	(947)
Specified bonds issued by SPEs in Japan	3,929	(106)	34,226	(925)	38,155	(1,031)
CMBS and RMBS in the U.S., and other asset-backed securities	2,142	(44)	8,141	(2,164)	10,283	(2,208)
Equity securities	1,315	(142)	318	(19)	1,633	(161)

	¥107,836	¥(382)	¥59,014	¥(3,986)	¥166,850	¥(4,368)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Total other-than-temporary impairment losses	¥22,210	¥17,100	¥23,180
Portion of loss recognized in other comprehensive income (before taxes)	(463)	(630)	(342)

Net impairment losses recognized in earnings	¥21,747	¥16,470	¥22,838

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning	¥5,016	¥9,022	¥8,199
Reduction to the beginning balance*	(1,810)	0	0
Beginning after reduction	3,206	9,022	8,199
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	7,292	3,524	110
Credit loss for which an other-than-temporary impairment was previously recognized	736	320	1,171
Reduction during the period:
For securities sold or redeemed	(307)	(3,530)	(1,049)
Due to change in intent to sell or requirement to sell	(1,905)	(1,137)	(622)

Ending	¥9,022	¥8,199	¥7,809

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

Information about Fund Investments

Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2012 is as follows, and there were no such fund investments at March 31, 2013.

March 31, 2012

Type of Fund Investment	Millions of yen	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥5,178	Monthly – Quarterly	5 days – 60 days

Total	¥5,178	—	—

*	This category includes several hedge funds that seek short-term profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2013:

Available-for-sale securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥198,549	¥198,202
Due after one to five years	253,017	256,084
Due after five to ten years	114,823	116,388
Due after ten years	93,932	98,214

	¥660,321	¥668,888

Held-to-maturity securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥620	¥620
Due after one to five years	7	7
Due after ten years	88,824	97,844

	¥89,451	¥98,471